Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Global Trends Fund

Class C Shares

(the “Fund”)

Supplement dated December 21, 2017, to the Fund’s Prospectus and Statement of Additional Information (“SAI”),

as supplemented and amended to date

Effective March 1, 2018, the following changes are made to the Prospectus and SAI:

The following is added immediately after the third bullet in the section of the Prospectus entitled “Shareholder Account Information – Selecting a Share Class – Class C”:

•	Automatic conversion to Class A shares approximately ten years after purchase.

The fourth paragraph in the section of the SAI entitled “Exchange Privilege” is deleted in its entirety and replaced with the following:

A shareholder who acquires Class C shares through an exchange from another of AIGF will retain liability for any CDSC outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class C shares to Class A.

The fourth paragraph in the section of the SAI entitled “Description of Shares” is deleted in its entirety and replaced with the following:

All classes of shares of the Fund are identical in all respects, except that: (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee, (iii) Class C shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month ten years after the purchase of such Class C shares; (v) Class W shares have a $50,000 minimum investment requirement, (vi) each class has voting rights on matters that pertain to the Rule l2b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class C shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, and (vii) each class of shares will be exchangeable only into the same class of shares of any of the other AIGFs, not including SASFR (where exchanges are only permitted for Class A shares). All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118GLO_2-17 SUP1_GLOSAI_2-17

Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Focused Multi-Cap Growth Fund

AIG Focused Alpha Large-Cap Fund

Class C Shares

(each, a “Fund” and together, the “Funds”)

Supplement dated December 21, 2017, to the Funds’ Prospectus and Statement of Additional Information (“SAI”),

as supplemented and amended to date

Effective March 1, 2018, the following changes are made to the Prospectus and SAI:

The following is added immediately after the third bullet in the section of the Prospectus entitled “Shareholder Account Information – Selecting a Share Class – Class C”:

•	Automatic conversion to Class A shares approximately ten years after purchase.

The fourth paragraph in the section of the SAI entitled “Exchange Privilege” is deleted in its entirety and replaced with the following:

A shareholder who acquires Class C shares through an exchange from another of AIGF will retain liability for any CDSC outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class C shares to Class A.

The fourth paragraph in the section of the SAI entitled “Description of Shares” is deleted in its entirety and replaced with the following:

All classes of shares of a given Fund are identical in all respects, except that: (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee, (iii) Class C shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month ten years after the purchase of such Class C shares; (v) Class W shares have a $50,000 minimum investment requirement, (vi) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class C shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, and (vii) each class of shares will be exchangeable only into the same class of shares of any of the other AIGFs, not including SASFR (where exchanges are only permitted for Class A shares). All shares of each Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_S5118FAF_2-17 SUP2_FAFSAI_2-17

Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Small-Cap Fund

Class C Shares

(the “Fund”)

Supplement dated December 21, 2017, to the Fund’s Prospectus and Statement of Additional Information (“SAI”), as supplemented and amended to date

Effective March 1, 2018, the following changes are made to the Prospectus and SAI:

The following is added immediately after the third bullet in the section of the Prospectus entitled “Shareholder Account Information — Selecting a Share Class — Class C”:

•	Automatic conversion to Class A shares approximately ten years after purchase.

The fourth paragraph in the section of the SAI entitled “Exchange Privilege” is deleted in its entirety and replaced with the following:

A shareholder who acquires Class C shares through an exchange from another of AIGF will retain liability for any CDSC outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class C shares to Class A.

The fourth paragraph in the section of the SAI entitled “Description of Shares” is deleted in its entirety and replaced with the following:

All classes of shares of the Fund are identical in all respects, except that: (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee, (iii) Class C shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th)of the month ten years after the purchase of such Class C shares; (v) Class W shares have a $50,000 minimum investment requirement, (vi) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B or Class C shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, and (vii) each class of shares will be exchangeable only into the same class of shares of any of the other AIGFs, not including SASFR (where exchanges are only permitted for Class A shares). All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118SMC_2-17 SUP1_SMCSAI_2-17

Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG ESG Dividend Fund

Class C Shares

(the “Fund”)

Supplement dated December 21, 2017, to the Fund’s Prospectus and Statement of Additional Information (“SAI”), as supplemented and amended to date

Effective March 1, 2018, the following changes are made to the Prospectus and SAI:

The following is added immediately after the third bullet in the section of the Prospectus entitled “Shareholder Account Information — Selecting a Share Class — Class C”:

•	Automatic conversion to Class A shares approximately ten years after purchase.

The fourth paragraph in the section of the SAI entitled “Exchange Privilege” is deleted in its entirety and replaced with the following:

A shareholder who acquires Class C shares through an exchange from another of SAMF will retain liability for any CDSC outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class C shares to Class A.

The fourth paragraph in the section of the SAI entitled “Description of Shares” is deleted in its entirety and replaced with the following:

All classes of shares of the Fund are identical in all respects, except that: (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee, (iii) Class C shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th)of the month ten years after the purchase of such Class C shares, (v) Class W shares have a $50,000 minimum investment requirement, (vi) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class C shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, and (vii) each class of shares will be exchangeable only into the same class of shares of any of the other SAMFs, not including SASFR (where exchanges are only permitted for Class A shares). All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_S5118ESG_12-16 SUP2_ESGSAI_12-16

Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Commodity Strategy Fund

Class C Shares

(the “Fund”)

Supplement dated December 21, 2017, to the Fund’s Prospectus and Statement of Additional Information (“SAI”),

as supplemented and amended to date

Effective March 1, 2018, the following changes are made to the Prospectus and SAI:

The following is added immediately after the third bullet in the section of the Prospectus entitled “Shareholder Account Information – Selecting a Share Class – Class C”:

•	Automatic conversion to Class A shares approximately ten years after purchase.

The fourth paragraph in the section of the SAI entitled “Exchange Privilege” is deleted in its entirety and replaced with the following:

A shareholder who acquires Class C shares through an exchange from another of AIGF will retain liability for any CDSC outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class C shares to Class A.

The fourth paragraph in the section of the SAI entitled “Description of Shares” is deleted in its entirety and replaced with the following:

All classes of shares of the Fund are identical in all respects, except that: (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee, (iii) Class C shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month ten years after the purchase of such Class C shares; (v) Class W shares have a $50,000 minimum investment requirement, (vi) each class has voting rights on matters that pertain to the Rule l2b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class C shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, and (vii) each class of shares will be exchangeable only into the same class of shares of any of the other AIGFs, not including SASFR (where exchanges are only permitted for Class A shares). All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118COM_2-17 SUP1_COMSAI_2-17

Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Income Explorer Fund

Class C Shares

(the “Fund”)

Supplement dated December 21, 2017, to the Fund’s Prospectus and Statement of Additional Information (“SAI”),

as supplemented and amended to date

Effective March 1, 2018, the following changes are made to the Prospectus and SAI:

The following is added immediately after the third bullet in the section of the Prospectus entitled “Shareholder Account Information – Selecting a Share Class – Class C”:

•	Automatic conversion to Class A shares approximately ten years after purchase.

The fourth paragraph in the section of the SAI entitled “Exchange Privilege” is deleted in its entirety and replaced with the following:

A shareholder who acquires Class C shares through an exchange from another of AIGF will retain liability for any CDSC outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class C shares to Class A.

The fourth paragraph in the section of the SAI entitled “Description of Shares” is deleted in its entirety and replaced with the following:

All classes of shares of the Fund are identical in all respects, except that: (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee, (iii) Class C shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month ten years after the purchase of such Class C shares, (v) Class W shares have a $50,000 minimum investment requirement, (vi) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class C shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, and (vii) each class of shares will be exchangeable only into the same class of shares of any of the other AIGFs, not including SASFR (where exchanges are only permitted for Class A shares). All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118EXP_2-17 SUP2_EXPSAI_2-17